Commitments (Details) $ in Millions	Nov. 30, 2020 USD ($)
New ship growth capital
2021	$ 3,201
2022	4,692
2023	3,273
2024	793
2025	1,076
Thereafter	0
Total	13,036
Other long-term commitments
2021	219
2022	98
2023	54
2024	52
2025	37
Thereafter	18
Total	478
Future minimum payments
2021	3,421
2022	4,790
2023	3,327
2024	845
2025	1,113
Thereafter	18
Total	$ 13,515